Finance debt (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Schedule of finance debt
	December 31, 2023				December 31, 2022
	Short-term debt	Current portion of long-term debt	Long-term debt	Total	Short-term debt	Current portion of long-term debt	Long-term debt	Total
(€ million)
Banks	2,810	600	1,116	4,526	3,645	851	1,999	6,495
Ordinary bonds		1,956	19,535	21,491		2,142	17,368	19,510
Sustainability-linked convertible bonds		9	917	926
Other financial institutions	1,282	356	148	1,786	801	104	7	912
	4,092	2,921	21,716	28,729	4,446	3,097	19,374	26,917

Schedule of breakdown of committed borrowing facilities
(€ million)	December 31, 2023	December 31, 2022
Undrawn long-term sustainability-linked credit facilities with current portion of long-term	9,000	8,100
Other undrawn long-term borrowing facilities	12	2
Other drawn long-term borrowing facilities with current portion of long-term	3	70
Long-term borrowing facilities	9,015	8,172
Undrawn short-term borrowing facilities	38	43
Drawn short-term borrowing facilities	67	83
Short-term borrowing facilities	105	126
	9,120	8,298

Schedule of fair value of long-term debt
(€ million)	December 31, 2023	December 31, 2022
Ordinary bonds and sustainability-linked bonds	21,025	18,167
Convertible sustainability-linked bonds	1,061
Banks	1,652	2,733
Other financial institutions	505	111
	24,243	21,011

Schedule of changes in liabilities arising from financing activities
(€ million)	Long-term debt and current portion of long-term debt	Short-term debt	Long-term and current portion of long-term lease liabilietis	Total
2023
Carrying amount - beginning of the year	22,471	4,446	4,951	31,868
Cash flows	1,810	(1,495)	(963)	(648)
Currency translation differences	(144)	182	(116)	(78)
Changes in the scope of consolidation	38	352	13	403
Other non-monetary changes	462	607	1,451	2,520
Carrying amount - end of the year	24,637	4,092	5,336	34,065
2022
Carrying amount - beginning of the year	25,495	2,299	5,337	33,131
Cash flows	(3,944)	1,375	(994)	(3,563)
Currency translation differences	208	547	289	1,044
Changes in the scope of consolidation	477	(95)	(1,953)	(1,571)
Other non-monetary changes	235	320	2,272	2,827
Carrying amount - end of the year	22,471	4,446	4,951	31,868

Currency
Disclosure of detailed information about borrowings [line items]
Schedule of finance debt
	December 31, 2023				December 31, 2022
	Short term debt (€ million)	Weighted average rate (%)	Long term debt and current portion of long-term debt (€ million)	Weighted average rate (%)	Short term debt (€ million)	Weighted average rate (%)	Long term debt and current portion of long-term debt (€ million)	Weighted average rate (%)
Euro	3,469	3.3	20,293	2.4	3,994	0.9	17,171	1.8
U.S. dollar	614	5.5	4,342	5.9	337	2.2	5,298	5.1
Other currencies	9	2.5	2	5.9	115		2	2.4
	4,092		24,637		4,446		22,471

Ordinary Bonds with sustainability-linked bonds
Disclosure of detailed information about borrowings [line items]
Schedule of finance debt
(€ million)	Amount	Discount on bond issue and accrued expense	Total	Currency	Maturity	Rate %
Issuing entity
Euro Medium Term Notes
Eni SpA	1,250	22	1,272	EUR	2033	4.250
Eni SpA	1,200	14	1,214	EUR	2025	3.750
Eni SpA	1,000	31	1,031	EUR	2029	3.625
Eni SpA	1,000	12	1,012	EUR	2026	1.500
Eni SpA	1,000	4	1,004	EUR	2030	0.625
Eni SpA	1,000	4	1,004	EUR	2026	1.250
Eni SpA	1,000	10	1,010	EUR	2031	2.000
Eni SpA	900	1	901	EUR	2024	0.625
Eni SpA	800	3	803	EUR	2028	1.625
Eni SpA	750	13	763	EUR	2024	1.750
Eni SpA	750	8	758	EUR	2027	1.500
Eni SpA	750	(3)	747	EUR	2034	1.000
Eni SpA	679	10	689	USD	2027	variable
Eni SpA	650	5	655	EUR	2025	1.000
Eni SpA	600	(2)	598	EUR	2028	1.125
Eni SpA	500	3	503	EUR	2025	1.275
Eni SpA	452		452	USD	2026	variable
Eni SpA	452	(1)	451	USD	2026	variable
Eni SpA	100	4	104	EUR	2028	5.441
Eni SpA	75	2	77	EUR	2043	3.875
Eni SpA	70	1	71	EUR	2032	4.000
Eni SpA	50	(1)	49	EUR	2031	4.800
Eni SpA – Sustainability-linked	1,000	(1)	999	EUR	2028	0.375
Eni SpA – Sustainability-linked	750	14	764	EUR	2027	3.625
	16,778	153	16,931
Other bonds
Eni SpA	905	7	912	USD	2028	4.750
Eni SpA	905	1	906	USD	2029	4.250
Eni USA Inc	362	1	363	USD	2027	7.300
Eni SpA	317	1	318	USD	2040	5.700
Eni Plenitude Wind 2022 SpA	17		17	EUR	2031	variable
Eni SpA – Sustainability-linked - Retail	2,000	44	2,044	EUR	2028	4.300
	4,506	54	4,560
	21,284	207	21,491

Convertible senior unsecured sustainability-linked bond
Disclosure of detailed information about borrowings [line items]
Schedule of finance debt
(€ million)	Amount	Discount on bond issue and accrued expense	Total	Currency	Maturity	Rate %
Issuing entity
Eni SpA – Convertible senior unsecured sustainability-linked bonds	1,000	5	1,005	EUR	2030	2.950
of which financial liabilities	920	6	926	EUR
of which equity	80	(1)	79	EUR